Commitments and contingencies (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Additional payments upon the occurrence of certain events such as change of control	$ 2,812
Royalty paid per kilowatt capacity until licensed patents expired or abandoned	120
Royalty paid per kilowatt capacity after licensed patents expired or abandoned	60
Due within one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum commitments under agreements	1,874
Between May 31, 2024 and May 1, 2027 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum rental commitments remaining under lease	215
Between May 31, 2024 and May 1, 2027 [Member] | Due within one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum rental commitments remaining under lease	122
Maracas Menchen Mine [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining amounts due related to goods not received or services not rendered	$ 8,114